                                 [SAFECO LOGO]


                          SAFECO RESOURCE SERIES TRUST

                                 ANNUAL REPORT

                               DECEMBER 31, 1996

TABLE OF CONTENTS:                       PAGE:
         Equity Portfolio                 2
         Bond Portfolio                   6
         Money Market Portfolio           9
         Financial Statements            12

December 31, 1996                                   SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                              PRESIDENT'S LETTER

Dear Shareholder:

We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been cautiously "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- Amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bond and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lack luster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate that bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.

/s/ David F. Hill
    -------------
    David F. Hill
    President

December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT REVIEW

REPORT FROM EQUITY PORTFOLIO MANAGER - RICHARD MEAGLEY

It was another good year for SAFECO RST Equity Investors. SAFECO RST Equity returned 24.79% for the 12 months ended December 31, while the S&P 500 returned 22.94%

The Portfolio's success was due to staying our course -- that is, focusing on well-run companies with long-term growth records at good prices and disciplined selling. The 1996 stock market favored both the type of stocks we favor and the industries in which we were most heavily invested. Our choices in technology, our overweighting in financials (especially Chase Manhattan), and our subsequent underweighting in utilities and oils, enabled us to outperform the S&P.

Setting buy targets and keeping companies in my sights was especially fruitful in the technology arena. We bought Oracle (database software) when it came into our range and it took off so strongly, I've taken some profits. SEAGATE (high-end disc drives) was another big purchase and gainer. Positions we had established earlier in Intel (computer processor chips) and MICROSOFT (software) have also performed well.

When I set a buy price, I also set a sell price, and sell when a stock rises to it. Such was the case with WARNER LAMBERT. I took profits there and moved into Bristol Myers. I think Bristol can grow faster than its price currently reflects.

I bought SMITHKLINE after its price fell on a "turn-down" by the Food and Drug administration. SmithKline has lots of drugs pending approval, and an improving over-the-counter business.

Frankly, I'm currently concerned about corporate earnings matching expectations. Hence, companies with cost-cutting ability and a decent dividend are particularly attractive to me. Those qualities can support return, especially in times when missed earnings are likely to drag down share prices.

For those reasons, I added to our oil stocks and swapped CENTURY TELEPHONE for BELL ATLANTIC which has a much better yield and, pending its merger with NYNEX, savings potential.

Merger-inspired cost-cutting continues at KIMBERLY CLARK and CHASE MANHATTAN. In fact, things are proceeding so well at Chase, I bought more, making it our largest holding.

Of late, no industries have been distinctly attractive, and so our purchases have been widely distributed. The most recent additions to the portfolio include ELECTRONIC DATA SYSTEMS, ALLIEDSIGNAL, PACIFICCARE, JOHNSON AND JOHNSON, TEXACO and AMERICAN STORES.

The fact that the market seems precariously high, has not caused me to alter my strategy. RST Equity's portfolio is about 90 percent large capitalization companies (over $4 billion). This is no surprise. The type of company I'm looking for -- well-run companies with long-term, proven growth records -- tend to grow into large companies.

While I won't speculate on the market, I will predict with absolute confidence that my investment style will remain the same. And, my personal belief is that performance will follow.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                           INVESTMENT HIGHLIGHTS
                                                         As of December 31, 1996

EQUITY PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE GRAPH]

Equity Portfolio: $35,782
S&P 500 Index: $30,977

"07/87"           10000             10000
                  10000             10373
                  10351             10146
                  10040              7960
                   7783              7304
"12/87"            7689              7860
                   7689              8191
                   8313              8573
                   8865              8308
                   8848              8400
                   8928              8473
                   8883              8862
                   9195              8829
                   9204              8528
                   9097              8892
                   9471              9139
                   9721              9008
"12/88"            9687              9166
                   9687              9837
                  10236              9592
                  10069              9815
                  10115             10325
                  10600             10743
                  10916             10682
                  10954             11646
                  11913             11875
                  12043             11826
                  11736             11552
                  11969             11787
"12/89"           12313             12070
                  11326             11260
                  11376             11405
                  11805             11708
                  11376             11415
                  12373             12528
                  12413             12443
                  12413             12403
                  12443             11282
                  11346             10732
                  10838             10686
                  10718             11376
"12/90"           11671             11694
                  12174             12204
                  12933             13076
                  13251             13393
                  13661             13425
                  14194             14005
                  13415             13363
                  14297             13986
                  14471             14318
                  14163             14079
                  14287             14267
                  13497             13692
"12/91"           14804             15259
                  15551             14975
                  15936             15169
                  15068             14874
                  15200             15311
                  15046             15386
                  14113             15157
                  14640             15777
                  14157             15453
                  14211             15636
                  14717             15689
                  15617             16222
"12/92"           15997             16421
                  16391             16558
                  16369             16784
                  17067             17138
                  16718             16723
                  18036             17170
                  18093             17220
                  17890             17150
                  18859             17800
                  19422             17663
                  19929             18029
                  20064             17857
"12/93"           20463             18073
                  21761             18688
                  21208             18181
                  20355             17391
                  20932             17613
                  21449             17900
                  20679             17462
                  21160             18034
                  22543             18772
                  22314             18314
                  22807             18724
                  22350             18043
"12/94"           22292             18310
                  22477             18784
                  23060             19515
                  23391             20090
                  24000             20681
                  24609             21521
                  25391             22020
                  25775             22749
                  26530             22806
                  27563             23768
                  27537             23682
                  28345             24720
"12/95"           28674             25197
                  29479             26054
                  29643             26296
                  30016             26548
                  30642             26939
                  31357             27633
                  31923             27738
                  30686             26513
                  30970             27073
                  32847             28596
                  33891             29384
                  36499             31603
"12/96"           35782             30977


Average Annual Total Return

                                                           Since
                                  1 Year    5 Year       Inception
================================================================================
Equity Portfolio                  24.79%    19.30%        14.50%
S&P 500 Index                     22.94%    15.21%        12.78%
================================================================================

                                                           % of
Ten Largest Holdings                                    Net Assets
================================================================================
Chase Manhattan Corp.                                      5.2%
Mobil Corp.                                                2.6
Viacom, Inc. (Class B)                                     2.5
AMP, Inc.                                                  2.5
PacifiCare Health Systems, Inc. (Class B)                  2.3
Exxon Corp.                                                2.3
Bristol-Myers Squibb Co.                                   2.3
Philip Morris Cos., Inc.                                   2.3
NationsBank Corp.                                          2.3
Bell Atlantic Corp.                                        2.3


Top Five Purchases (July through December)           Cost (000's)
================================================================================
AMP, Inc.                                              $6,574
Bristol-Myers Squibb Co.                                5,947
PacifiCare Health Systems, Inc. (Class B)               5,939
Electronic Data Systems Corp.                           5,772
PepsiCo., Inc.                                          5,742

   Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was July 21, 1987. Performance information begins on July 31, 1987.


Top Five Sales (July through December)           Proceeds (000's)
================================================================================
Century Telephone Enterprise Co.                       $5,474
Union Pacific Corp.                                     4,017
Citicorp                                                3,919
Warner-Lambert Co.                                      3,914
American General Corp.                                  3,853

                       See notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

   EQUITY PORTFOLIO

   SHARES OR
   PRINCIPAL                                                        VALUE
    AMOUNT                                                         (000's)
--------------------------------------------------------------------------
COMMON STOCKS - 97.6%

Autos & Auto Parts - 2.2%
    183,000   Echlin, Inc.                                           $ 5,787

Banking & Finance - 7.5%
    152,280   Chase Manhattan Corp.                                   13,591
     61,000   NationsBank Corp.                                        5,963

Beverages - 2.1%
    190,000   PepsiCo, Inc.                                            5,558

Broadcast Media - 4.2%
    188,000 * Viacom, Inc. (Class B)                                   6,556
     64,000   Walt Disney Co.                                          4,456

Chemicals - 2.0%
     55,000   Du Pont (E.I.) de Nemours & Co.                          5,191

Computer Software - 4.9%
    125,000   Electronic Data Systems Corp                             5,406
     52,000 * Microsoft Corp.                                          4,297
     79,000 * Oracle Corp.                                             3,298

Computer Systems - 3.6%
     95,000   Hewlett-Packard Co.                                      4,774
    120,000 * Seagate Technology, Inc.                                 4,740

Drugs & Hospital Supplies - 8 4%
    100,000   American Home Products Corp.                             5,862
     55,000   Bristol-Myers Squibb Co.                                 5,981
     66,000   Schering-Plough Corp.                                    4,274
     86,000   SmithKline Beecham, plc (ADR)                            5,848

Electrical Equipment & Electronics - 7.8%
    170,000   AMP, Inc.                                                6,524
     55,000   General Electric Co.                                     5,438
     31,000   Intel Corp.                                              4,059
     73,000   Motorola, Inc.                                           4,480

Electric Utility - 2.1%
    240,000   Houston Industries, Inc.                                 5,430

Financial Services - 6.3%
    135,000   Advanta Corp. (Class B)                                 $5,518
     50,000   Federal Home Loan Mortgage Corp.                         5,506
    150,000   Federal National Mortgage Association                    5,587

Food & Tobacco - 4.2%
    100,000   ConAgra, Inc.                                            4,975
     53,000   Philip Morris Cos., Inc.                                 5,969

Health Care - 1.4%
     75,000   Johnson & Johnson                                        3,731

Hospital Management - 2.3%
     72,200 * PacifiCare Health Systems, Inc. (Class B)                6,155

Household Products - 3.9%
     52,700   Colgate-Palmolive Co.                                    4,862
     58,000   Kimberly-Clark Corp.                                     5,525

Insurance - 3.9%
     41,500   American International Group, Inc.                       4,492
     86,000   ITT Hartford Group, Inc.                                 5,805

Manufacturing - 2.1%
     78,000   AlliedSignal, Inc.                                       5,226
      4,600   Dover Corp.                                                231

Paper & Forest Products - 1.8%
     68,500   Willamette Industries, Inc.                              4,769

Petroleum & Petroleum Services - 8.7%
     62,000   Exxon Corp.                                              6,076
     56,000   Mobil Corp.                                              6,846
     27,000   Royal Dutch Petroleum Co. (ADR)                          4,610
     55,000   Texaco, Inc.                                             5,397

Pollution Control - 2.0%
    197,000   Browning-Ferris Industries, Inc.                         5,171

Retail - 3.9%
    107,400   May Department Stores Co.                                5,021
    225,000   Wal-Mart Stores, Inc.                                    5,147

                       See notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

   EQUITY PORTFOLIO

   SHARES OR
   PRINCIPAL                                              VALUE
    AMOUNT                                               (000's)
-----------------------------------------------------------------
Retail - Grocers - 4.1%
    145,000   Albertson's, Inc.                          $  5,166
    140,000   American Stores Co.                           5,723

Telecommunications - 2.2%
    135,000   AT&T Corp.                                    5,872

Transportation - 1.8%
     55,000   Burlington Northern Santa Fe                  4,751

Utilities - Telephone - 4.2%
     92,000   Bell Atlantic Corp.                           5,957
    113,000   GTE Corp.                                     5,142
                                                         --------

TOTAL COMMON STOCKS                                       256,743
                                                         --------

   SHARES OR
   PRINCIPAL                                        VALUE
    AMOUNT                                         (000's)
-----------------------------------------------------------

TEMPORARY INVESTMENTS - 2.9%

Investment Companies:
$ 7,747,616   Short-Term Investments Co.
               (Prime Portfolio)                  $   7,748
                                                  ---------

TOTAL TEMPORARY INVESTMENTS                           7,748
                                                  ---------

TOTAL INVESTMENTS - 100.5%                          264,491
   Liabilities, less Other Assets                    (1,424)
                                                  ---------

NET ASSETS                                        $ 263,067
                                                  =========

* Non-income producing security.

                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT REVIEW

REPORT FROM BOND PORTFOLIO MANAGER - MICHAEL C. KNEBEL

For the year ended December 31, 1996, SAFECO RST Bond returned 0.54% while the broader market as measured by Lehman Brothers Government/Corporate Index (which includes no investment expenses or transaction costs) returned 2.90%.

The Portfolio is actively managed using a trend-following strategy: that is, we reduce the Portfolio's average maturity as rates rise, and increase it as rates fall. In general, under this strategy, returns at first lag a market change and then surpass the market as the new trend takes hold. A market which changes course frequently, however, wreaks havoc on trend-following strategies. In other words, our strategy suffered from a recurrent case of whiplash in 1996.

RST Bond's 12-month return was affected largely by losses we experienced when rates rose rapidly and unexpectedly in the early part of the year. We'd begun the year with a long average maturity (a high sensitivity to changes in interest rates) in response to 1995's bull market. In the second and third quarters we recouped our losses by maintaining a shorter average maturity as rates continued climbing. In the fourth quarter, we increased the portfolio's duration to just under four years. Nonetheless, the portfolio's duration was and still is, considerably shorter than the broad market duration. Ironically, our decision to maintain a more defensive posture by keeping a shorter average maturity (and hence, a lesser price sensitivity to changes in interest rates) caused us to lag the competition. The good/bad news is that as rates reverted upward again in December, our defensive strategy is finally paying off.

In addition to taking a defensive posture, we have gradually reduced the portfolio's allocation to corporate bonds as yield spreads have narrowed, diminishing the attractiveness of this sector over Treasuries.

Looking ahead, we expect market volatility to continue and the investment environment to remain challenging. Renewed economic strength will likely rekindle inflation fears which, in turn, may prompt speculation that the Federal Reserve will raise short-term interest rates. We will seek to increase the portfolio's yield while maintaining its conservative risk profile, and that should better insulate the portfolio from the effects of gyrating interest rates.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                           INVESTMENT HIGHLIGHTS

                                                          As of December 31 1996

BOND PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE GRAPH]

Bond Portfolio: $20,227
Lehman Gov't/Corp.: $22,512

"07/87"           10000             10000
                  10000              9944
                  10010              9730
                   9861             10095
                  10070             10159
"12/87"           10290             10298
                  10290             10651
                  10508             10774
                  10633             10667
                  10602             10605
                  10591             10534
                  10519             10772
                  10675             10711
                  10643             10738
                  10643             10974
                  10820             11168
                  10986             11042
"12/88"           11013             11079
                  11013             11227
                  11103             11141
                  11058             11200
                  11081             11438
                  11294             11719
                  11540             12101
                  11775             12353
                  12022             12161
                  11887             12215
                  12134             12524
                  12223             12637
"12/89"           12258             12656
                  12173             12482
                  12222             12510
                  12258             12511
                  12197             12396
                  12450             12755
                  12595             12962
                  12595             13123
                  12751             12932
                  12703             13040
                  12727             13213
                  12836             13501
"12/90"           13063             13705
                  13154             13859
                  13270             13978
                  13361             14074
                  13516             14236
                  13620             14303
                  13581             14287
                  13749             14467
                  14008             14800
                  14215             15109
                  14383             15244
                  14513             15396
"12/91"           14890             15915
                  14793             15680
                  14793             15763
                  14697             15676
                  14807             15770
                  15055             16076
                  15276             16312
                  15634             16730
                  15744             16879
                  16062             17108
                  15744             16847
                  15648             16831
"12/92"           15906             17121
                  16259             17494
                  16611             17858
                  16700             17919
                  16832             18057
                  16803             18048
                  17111             18457
                  17185             18576
                  17582             19003
                  17685             19069
                  17773             19147
                  17493             18931
"12/93"           17583             19014
                  17836             19300
                  17393             18879
                  17030             18416
                  16919             18263
                  16919             18231
                  16903             18189
                  17109             18552
                  17172             18560
                  17014             18280
                  17014             18260
                  16998             18227
"12/94"           17068             18347
                  17302             18699
                  17586             19133
                  17687             19261
                  17921             19529
                  18590             20347
                  18741             20510
                  18607             20430
                  18858             20692
                  19059             20903
                  19377             21210
                  19762             21560
"12/95"           20118             21877
                  20171             22012
                  19691             21546
                  19495             21365
                  19478             21217
                  19513             21181
                  19656             21465
                  19709             21514
                  19744             21463
                  19940             21845
                  20171             22354
                  20420             22765
"12/96"           20227             22512

Average Annual Total Return
                                                           Since
                                   1 Year    5 Year      Inception
================================================================================
Bond Portfolio                     0.54%     6.32%         7.77%
Lehman Gov't/Corp. Index           2.90%     7.18%         9.02%
================================================================================

                                                          % of
Ten Largest Holdings                                   Net Assets
================================================================================
U.S. Treasury Note, 6.375%, due 8/15/02                   42.1%
U.S. Treasury Principal Strip, due 8/15/99                13.8
U.S. Treasury Note, 7.50%, due 2/15/05                    10.6
U.S. Treasury Note, 6.50%, due 5/31/01                     4.7
Ford Motor Credit Co.                                      3.7
Walt Disney Co.                                            3.1
Pacific Gas & Electric Co.                                 3.1
Dayton Hudson Corp.                                        1.7
Manitoba (Province)                                        1.6
Associates Corp. of North America                          1.6


Weighted Average Maturity                              4.70 Years

   Performance represents the performance of the Bond Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't/Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was July 21, 1987. Performance information begins on July 31, 1987.

Portfolio Credit Quality
   MOODY'S               S&P               MOODY'S       S&P
================================================================================
U.S. Gov't        U.S. Gov't                   71.2%      71.2%
Aaa               AAA                           1.3        1.3
Aa                AA                            1.6        1.6
A                 A                            21.1       21.1
Baa               BBB                           1.7        1.7
  Temporary Investments                         1.0        1.0
  Cash and Other Assets, less Liabilities       2.1        2.1
                                            ------------------
   Total                                      100.0%     100.0%
                                            ------------------

December 31, 1996
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

   BOND PORTFOLIO

   PRINCIPAL
    AMOUNT                                                            VALUE
    (000's)                                                          (000's)
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 1.3%

Financial - 1.3%
       $209   Chevy Chase Auto ABS
                Series 1996-1, Class A
                6.60%, due 12/15/02                               $    212
                                                                  --------

TOTAL ASSET BACKED SECURITIES                                          212
                                                                  --------

CORPORATE BONDS - 24.5%

Banking & Finance - 3.9%
        250   Associates Corp. of North America
                8.80%, due 8/01/98                                     260
        135   BankAmerica Corp.
                9.50%, due 4/01/01                                     149
        200   Grand Metropolitan Investment Corp.
                8.625%, due 8/15/01                                    216

Canadian Provinces, U.S. Funds - 1.6%
        250   Manitoba (Province)
                7.75%, due 2/01/02                                     263

Entertainment - 3.1%
        500   Walt Disney Co.
                6.375%, due 3/30/01                                    498

Finance - Auto - 3.7%
              600 Ford Motor Credit Co.
                6.25%, due 8/11/00                                     594

Finance - Consumer - 1.6%
        250   Household Finance Corp.
                7.625%, due 6/15/99                                    257

Oil & Gas - 1.6%
        250   Texaco Capital, Inc.
                6.875%, due 7/15/99                                    253

Retail - 1.7%
        250   Dayton Hudson Corp.
                9.40%, due 2/15/01                                     273

Utilities - Electric - 6.0%
        500   Pacific Gas & Electric Co.
                5.375%, due 8/01/98                                    495
        250   Public Services Electric & Gas Co.
                6.00%, due 1/01/98                                     250
        200   Virginia Electric & Power Co.
                6.25%, due 8/01/98                                     200

Utilities - Telephone - 1.3%
        200   GTE Corp.
                8.85%, due 3/01/98                                     206
                                                                  --------
TOTAL CORPORATE BONDS                                                3,914
                                                                  --------

U.S. GOVERNMENT SECURITIES - 71.2%

U.S. Treasury Notes - 57.4%
      1,580   7.50%, due 2/15/05                                     1,690
        750   6.50%, due 5/31/01                                       758
      6,685   6.375%, due 8/15/02                                    6,729

U.S. Treasury Principal Strip - 13.8%
      2,575   0.00%, due 8/15/99                                     2,204
                                                                  --------
TOTAL U.S. GOVERNMENT SECURITIES                                    11,381
                                                                  --------

TEMPORARY INVESTMENTS - 0.9%
        151   Short-Term Investments Co.
                (Prime Portfolio)                                      151
                                                                  --------
TOTAL TEMPORARY INVESTMENTS                                            151
                                                                  --------

TOTAL INVESTMENTS - 97.9%                                           15,658
  Other Assets, less Liabilities                                       333
                                                                  --------

NET ASSETS                                                        $ 15,991
                                                                  ========

                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                               INVESTMENT REVIEW


REPORT FROM MONEY MARKET PORTFOLIO MANAGER - NAOMI URATA

For the 12 months ended December 31, 1996, the SAFECO RST Money Market returned 4.94%. Ninety-day commercial paper rates began 1996 at 5.50% and then fell to the year's low, 5.12%, in February. Rates rose from there to 5.52% by the end of June, and then fluctuated in a narrow range to end the year at 5.63%.

The year began with an inverted yield curve for one-day to one-year maturities; that is, for paper under one year, rates were higher on shorter-term paper than they were on longer-term paper. (The yield curve illustrates the difference in yield paid by different maturities of like securities.) The curve remained inverted until it flattened in May. In June, it changed back to a more-normal upward sloping curve as investors began to anticipate a possible tightening of interest rates by the Federal Reserve.

The changing level and shape of the yield curve are driven by expectations about economic activity. In the first quarter of 1996 rates moved lower to stimulate economic growth. The yield curve inverted because investors believed that rates would come down. Now investor sentiment is that the economy is growing at a pace which might cause higher inflation and rates are rising for one-day to one-year paper. The thinking is that rising rates will slow the economy somewhat and prevent prices from rising too fast.

At year end, the average maturity of the SAFECO RST Money Portfolio was 35 days. I invested in U.S. agency securities and commercial paper issued by top tier corporations. All of the securities bear a fixed rate of interest and had maturities that were less than 13 months.

I added the following new issuers' paper to the Portfolio's approved list:
Associates Corporation, a financial services company, Smith Barney, a brokerage firm, and Xerox Corporation, an industrial company. All of these issuers are rated in the top tier. I do not invest in companies rated in the second tier category as they do not fit my conservative investment style.

In the next few months, I believe the Federal Reserve will hold rates steady. After that, there is no consensus on whether they will ease or tighten. While economic data is mixed, recently, the market has responded negatively -- with rising rates -- to strength in the housing and manufacturing sectors. I will continue to maintain an average maturity that is appropriate to current market conditions, while seeking as high a level of current income as is compatible with preserving capital.

December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT HIGHLIGHTS
As of December 31, 1996


MONEY MARKET PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

Money Market Portfolio: $16,704

"07/87"           10000
                  10052
                  10103
                  10154
                  10209
"12/87"           10264
                  10323
                  10378
                  10432
                  10485
                  10535
                  10593
                  10651
                  10709
                  10776
                  10842
                  10913
"12/88"           10983
                  11057
                  11140
                  11215
                  11300
                  11386
                  11468
                  11564
                  11650
                  11733
                  11894
                  11972
"12/89"           12048
                  12133
                  12205
                  12282
                  12362
                  12443
                  12519
                  12601
                  12680
                  12752
                  12835
                  12915
"12/90"           12995
                  13072
                  13137
                  13200
                  13270
                  13332
                  13384
                  13450
                  13512
                  13572
                  13628
                  13679
"12/91"           13732
                  13777
                  13814
                  13856
                  13895
                  13932
                  13975
                  14017
                  14052
                  14082
                  14111
                  14145
"12/92"           14179
                  14212
                  14240
                  14273
                  14303
                  14330
                  14365
                  14395
                  14428
                  14457
                  14486
                  14516
"12/93"           14549
                  14583
                  14612
                  14644
                  14679
                  14722
                  14765
                  14810
                  14864
                  14913
                  14966
                  15017
"12/94"           15080
                  15154
                  15219
                  15288
                  15358
                  15437
                  15505
                  15577
                  15643
                  15705
                  15785
                  15857
"12/95"           15918
                  15993
                  16051
                  16110
                  16175
                  16243
                  16301
                  16371
                  16437
                  16506
                  16568
                  16635
"12/96"           16704

Average Annual Total Return
                                                           Since
                                  1 Year     5 Year      Inception
================================================================================
Money Market Portfolio             4.94%     4.00%         5.60%

Weighted Average Maturity                              35 days

Portfolio Credit Quality
================================================================================
Highest Quality(1)                                        100%
Split-Rated(2)                                             --%
Not Rated(3)                                               --%



   Performance represents the performance of the Money Market Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   Performance of the Portfolio assumes the reinvestment of all dividends and capital gains. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

   THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE. SHARES OF THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.

* The Portfolio's inception was July 21, 1987. Performance information begins on July 31, 1987.


1 Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.

2        Rated highest by one organization and second highest by another.

3 Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Portfolio's investment advisor.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                          MONEY MARKET PORTFOLIO

  PRINCIPAL
    AMOUNT                                             VALUE
    (000's)                                           (000's)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.0%

Asset Backed - 13.9%
       $550   Apreco, Inc.
                5.30%, due 2/14/97                  $    546
        500   Ciesco L.P.
                5.28%, due 1/17/97                       499
       700#   Receivables Capital Corp. 4(2)
                5.62%, due 1/23/97                       698

Banks & Finance - 4.0%
        500   Associates Corp. of North America
                5.28%, due 3/04/97                       495

Banks-Foreign - 8.0%
        500   National Australia Funding (DE), Inc.
                5.45, due 1/13/97                        499
        500   Westpac Capital Corp.
                5.32, due 1/30/97                        498

Finance-Auto - 11.9%
        500   Ford Motor Credit Co.
                5.39%, due 1/28/97                       498
        500   General Motors Acceptance Corp.
                5.32%, due 2/20/97                       496
        500   New Center Asset  Trust
                5.30%, due 5/08/97                       491

Finance-Consumer - 4.4%
        550   Household Finance Corp.
                5.31%, due 1/10/97                       549

Finance-Diversified & Business - 11.9%
        500   General Electric Capital Corp.
                5.32%, due 1/15/97                       499
        500   Heller Financial, Inc.
                5.40%, due 2/11/97                       497
        500   Transamerica Finance Corp.
                5.30%, due 1/27/97                       498

Finance-Equipment Lease - 4.4%
        550   International Lease Finance Corp.
                5.27%, due 2/04/97                       547

Finance - 4.8%
        600   Dean Witter, Discover
                5.55%, due 1/07/97                       599

Financial Services-Brokerage - 8.0%
       $550   Merrill Lynch & Co., Inc.
                5.31%, due 1/31/97                  $    548
        450   Smith Barney Inc. CP
                5.31%, due 1/02/97                       450

Insurance-Non-Affiliated Multi-Line - 4.0%
        500   Prudential Funding Corp.
                5.30%, due 2/13/97                       497

Metals - 4.4%
        550   BHP Finance (USA), Inc.
                5.35%, due 2/25/97                       546

Miscellaneous - 4.3%
        550   Tasmanian Public Finance Corp.
                5.34%, due 4/17/97                       541
                                                    --------

TOTAL COMMERCIAL PAPER                                10,491
                                                    --------

U.S. GOVERNMENT & AGENCY SECURITIES - 9.8%

        180   Federal Home Loan Bank
                5.23%, due 1/07/97                       180
        500   Federal Home Loan Mortgage Corp.
                5.3%, due 1/06/97                        500
        545   Federal Home Loan Mortgage Corp.
                5.4%, due 1/15/97                        544
                                                    --------

TOTAL U.S. GOVERNMENT &
  AGENCY SECURITIES                                    1,224
                                                    --------

OTHER INVESTMENTS - 6.7%

Investment Companies:
        660   Short-Term Investments Co.
                (Prime Portfolio)                        660
        174   Short-Term Investments Co.
                (Treasury Portfolio)                     174
                                                    --------

TOTAL OTHER INVESTMENTS                                  834
                                                    --------

TOTAL INVESTMENTS - 100.5%                            12,549
  Liabilities, Less Other Assets                         (56)
                                                    --------

NET ASSETS                                          $ 12,493
                                                    ========


# Security exempt from registration and restricted as to resale only to dealers or through a dealer to an "accredited investor" or a "qualified institutional buyer." At December 31, 1996, such security is Receivables Capital Corp. (4)2 at 5.62%, acquired 12/18/96, due 1/23/97. The total market value of this security is $697,596 or 5.6% of net assets.

                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                              PORTFOLIOS
                                                                           ------------------------------------------------
As of December 31, 1996                                                        EQUITY            BOND               MMKT
---------------------------------------------------------------------------------------------------------------------------
                                                                               -- (In Thousands, Except Per-Share Amounts) --
ASSETS:
  Investments, at Cost                                                         $216,364          $ 15,672           $12,549
                                                                               ========          ========           =======
  Investments, at Value                                                        $264,491          $ 15,658           $12,549
  Receivables:
   Investment securities sold                                                     1,397                --                --
   Dividends and interest                                                           460               291                 3
   Trust shares sold                                                              1,168                55               360
                                                                               --------          --------           -------
     Total assets                                                               267,516            16,004            12,912

LIABILITIES:
  Payables:
   Investment securities purchased                                                4,079                --                --
   Investment advisory fees                                                         164                10                 6
   Trust shares redeemed                                                            188                 3               413
   Dividends payable                                                                 --                --                --
   Other                                                                             18                --                --
                                                                               --------          --------           -------
     Total liabilities                                                            4,449                13               419
                                                                               --------          --------           -------
NET ASSETS                                                                     $263,067          $ 15,991           $12,493
                                                                               ========          ========           =======
Net Assets consist of:
  Net unrealized appreciation (depreciation)                                   $ 48,127          $    (14)               --
  Accumulated net realized loss on investment transactions                           --              (420)               --
  Paid in capital (par value $.001 per share, unlimited shares authorized)      214,940            16,425           $12,493
                                                                               --------          --------           -------
NET ASSETS                                                                     $263,067          $ 15,991           $12,493
                                                                               ========          ========           =======
Trust shares outstanding                                                         12,096             1,487            12,493
                                                                               ========          ========           =======
Net asset value per share
  (Net assets divided by Trust shares outstanding)                             $  21.75          $  10.75           $  1.00
                                                                               ========          ========           =======

                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS

                                                                              PORTFOLIOS
                                                                 ---------------------------------------
                                                                  For the Year Ended December 31, 1996

                                                                 EQUITY           BOND            MMKT
                                                                 ---------------------------------------
                                                                         --  ($ in Thousands)  --
Investment income:
  Dividends                                                      $ 4,483             --              --
  Interest                                                           730          $ 983           $ 553
                                                                 -------          -----           -----
   Total investment income                                         5,213            983             553
Expenses:
  Investment advisory fees                                         1,488            112              62
  Legal and auditing fees                                             17             14              14
  Custodian fees                                                      16              4              11
  Trustees' fees                                                       7              3               3
  Other                                                                6              1              --
                                                                 -------          -----           -----
   Total expenses before reimbursement                             1,534            134              90
  Expense reimbursement (Note 4)                                      --            (22)            (28)
                                                                 -------          -----           -----
   Total expenses after reimbursement                              1,534            112              62
Net investment income (loss)                                       3,679            871             491

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments                         20,981           (188)             --
  Net change in unrealized appreciation                           23,643           (583)             --
                                                                 -------          -----           -----
Net gain (loss) on investments                                    44,624           (771)             --
                                                                 -------          -----           -----
Net change in net assets resulting from operations               $48,303          $ 100           $ 491
                                                                 =======          =====           =====

                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                PORTFOLIOS
                                              ---------------------------------------------------------------------------------
                                                    EQUITY                           BOND                        MMKT
                                              ------------------------      ----------------------      -----------------------
                                                             For the Year Ended December 31

                                                 1996           1995           1996          1995          1996          1995
                                              ---------      ---------      --------      --------      --------      --------
                                                                          --  (In Thousands)  --
Operations:
  Net investment income (loss)                $   3,679      $   3,027           871      $    843      $    491      $    468
  Net realized gain (loss) on investments        20,981         15,778          (188)          116            --            --
  Net change in unrealized appreciation          23,643         14,951          (583)        1,162            --            --
                                              ---------      ---------      --------      --------      --------      --------
  Net change in net assets resulting from
   operations                                    48,303         33,756           100         2,121           491           468

Distributions to shareholders from:
  Net investment income                          (3,679)        (3,027)         (871)         (843)         (491)         (468)
  Net realized gain on investments              (20,981)       (15,778)           --            --            --            --

Net Trust share transactions                     69,945         52,207         2,505          (382)        3,774          (596)
                                              ---------      ---------      --------      --------      --------      --------
Total change in net assets                       93,588         67,158         1,734           896         3,774          (596)

Net assets at beginning of period               169,479        102,321        14,257        13,361         8,719         9,315
                                              ---------      ---------      --------      --------      --------      --------
Net assets at end of period                   $ 263,067      $ 169,479      $ 15,991      $ 14,257      $ 12,493      $  8,719
                                              =========      =========      ========      ========      ========      ========

Other Information
Increase (Decrease) in Fund Shares
  and Amounts

Shares:
  Sales                                           3,791          2,832           464           266        46,941        21,270
  Reinvestments                                   1,134            977            81            75           491           432
  Redemptions                                    (1,636)        (1,083)         (319)         (390)      (43,658)      (22,298)
                                              ---------      ---------      --------      --------      --------      --------
   Net change                                     3,289          2,726           226           (49)        3,774          (596)
                                              =========      =========      ========      ========      ========      ========
Amounts:
  Sales                                       $  80,468      $  54,206      $  5,170      $  2,941      $ 46,941      $ 21,270
  Reinvestments                                  24,660         18,805           871           843           491           432
  Redemptions                                   (35,183)       (20,804)       (3,536)       (4,166)      (43,658)      (22,298)
                                              ---------      ---------      --------      --------      --------      --------
   Net change                                 $  69,945      $  52,207      $  2,505      $   (382)     $  3,774      $   (596)
                                              =========      =========      ========      ========      ========      ========


                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of five Portfolios. These financial statements present information related to the original three Portfolios--the Equity, Bond, and Money Market (MMKT) Portfolios. Each of the Portfolios has different investment objectives. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

   SECURITY VALUATION -- Securities in the Equity and Bond Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Long-term corporate bonds and other securities not traded on a national exchange or over-the-counter are valued based on consideration of information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Securities in the Money Market Portfolio purchased at par are valued at cost. All other short-term securities are valued at amortized cost.

   SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.

   INCOME RECOGNITION -- Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.

   DIVIDENDS TO SHAREHOLDERS -- In the Equity and Bond Portfolios, dividends to shareholders from net investment income and realized gains on security transactions (if any) are recorded on the last business day of December each year. In the Money Market Portfolio, dividends from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.

   FEDERAL INCOME TAX -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

2. ACCUMULATED UNDISTRIBUTED CAPITAL LOSS

   The Bond Portfolio had $420,000 of accumulated undistributed net realized loss on investment transactions at December 31, 1996. For Federal income tax purposes, this amount represents capital loss carryforwards which expire between the years 2002 and 2004.

December 31, 1996
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(Continued)


   3.    INVESTMENT TRANSACTIONS

                                                                                                 PORTFOLIOS
                                                                                          -----------------------
                                                                                            EQUITY         BOND
                                                                                          ---------      --------
                                                                                          -- ($ in Thousands) --
   PURCHASES for the year ended December 31, 1996 (including $16,594
     of U.S. Government and Agency Securities in the Bond Portfolio)                      $ 163,521      $ 17,344
                                                                                          =========      ========
   SALES for the year ended December 31, 1996 (including $14,298
     of U.S. Government and Agency Securities in the Bond Portfolio)                      $ 114,873      $ 15,198
                                                                                          =========      ========
   Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less

   UNREALIZED APPRECIATION (DEPRECIATION) AT DECEMBER 31, 1996:
                                                                                        -- ($ in Thousands) --
     Aggregate gross unrealized appreciation for investment securities in which
      there is an excess of value over identified cost                                    $  52,162      $    109

     Aggregate gross unrealized depreciation for investment securities in which
      there is an excess of identified cost over value                                       (4,035)         (123)
                                                                                          ---------      --------
        Net unrealized appreciation (depreciation)                                        $  48,127      $    (14)
                                                                                          =========      ========

4. INVESTMENT ADVISORY FEES, EXPENSE REIMBURSEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

   SAFECO Asset Management Company receives investment advisory fees from the Trust. For the Equity and Bond Portfolios, the fee is based on average daily net assets at an annual rate of .74 percent. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65 percent.

   The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.

   At December 31, 1996, SAFECO Life Insurance Company owned more than 99% of the outstanding shares of each portfolio.

   Prior to May 5, 1994, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the portfolios except for investment advisory fees. Since May 5, 1994, any portfolio with net assets in excess of $20 million has been charged for all other operating expenses, including legal and auditing fees, trustees' fees, custodian fees, and other expenses. For portfolios with net assets less than $20 million, SAFECO continues to pay the portfolios' other operating expenses.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (Continued)

5. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

                                                                                EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31
                                                        -------------------------------------------------------------------
                                                             1996         1995        1994           1993            1992
                                                        -------------------------------------------------------------------
   NET ASSET VALUE AT BEGINNING OF PERIOD                 $  19.24     $  16.83    $  17.02       $  14.20        $  13.48

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                    0.34         0.39        0.31           0.23            0.20
     Net realized and unrealized gain on investments          4.43         4.43        1.21           3.74            0.89
                                                          --------     --------    --------       --------        --------
      Total from investment operations                        4.77         4.82        1.52           3.97            1.09

   LESS DISTRIBUTIONS:
     Dividends from net investment income                    (0.34)       (0.39)      (0.31)         (0.23)          (0.20)
     Distributions from realized gains                       (1.92)       (2.02)      (1.40)         (0.92)          (0.17)
                                                          --------     --------    --------       --------        --------
      Total distributions                                    (2.26)       (2.41)      (1.71)         (1.15)          (0.37)
                                                          --------     --------    --------       --------        --------
   NET ASSET VALUE AT END OF PERIOD                       $  21.75     $  19.24    $  16.83       $  17.02        $  14.20
                                                          ========     ========    ========       ========        ========
   TOTAL RETURN                                              24.79%       28.63%       8.94%(A)      27.92%(A)        8.06%(A)

   NET ASSETS AT END OF PERIOD (000'S OMITTED)            $263,067     $169,479    $102,321       $ 68,157        $ 36,064
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                     .72%         .75%        .77%           .73%            .73%
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                          N/A          N/A         .78%          --              --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       1.72%        2.26%       1.98%          1.71%           1.80%
   PORTFOLIO TURNOVER RATE                                   56.99%       69.18%      28.71%         41.35%          24.75%
   AVERAGE COMMISSION RATE PAID                           $ 0.0584         --          --             --              --

++       See Note 4 of Notes to Financial Statements.

(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

N/A      Not applicable as no fund expenses were reimbursed.

December 31, 1996
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
(Continued)

5. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                             BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended December 31
                                                            -----------------------------------------------------------------------
                                                                 1996         1995           1994           1993           1992
                                                            -----------------------------------------------------------------------
   Net asset value at beginning of period                     $  11.31     $  10.20     $    11.12     $    10.82     $    10.80

   Income from investment operations:
     Net investment income                                        0.62         0.71           0.59           0.56           0.58
     Net realized and unrealized gain (loss) on investments      (0.56)        1.11          (0.92)          0.58           0.16
                                                              --------     --------     ----------     ----------     ----------
      Total from investment operations                            0.06         1.82          (0.33)          1.14           0.74

   Less distributions:
     Dividends from net investment income                        (0.62)       (0.71)         (0.59)         (0.56)         (0.58)
     Distributions from realized gains                            --           --             --            (0.28)         (0.14)
                                                              --------     --------     ----------     ----------     ----------
      Total distributions                                        (0.62)       (0.71)         (0.59)         (0.84)         (0.72)
                                                              --------     --------     ----------     ----------     ----------
   Net asset value at end of period                           $  10.75     $  11.31     $    10.20     $    11.12     $    10.82
                                                              ========     ========     ==========     ==========     ==========
   Total return (A)                                               0.54%       17.87%         (2.93%)        10.55%          6.82%

   NET ASSETS AT END OF PERIOD (000'S OMITTED)                $ 15,991     $ 14,257     $   13,361     $   13,245     $    9,172
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                         .73%         .72%           .72%           .73%           .74%
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                              .87%         .94%           .89%          --             --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           5.64%        6.50%          5.53%          5.68%          6.96%
     PORTFOLIO TURNOVER RATE                                    140.90%       77.93%        147.22%         60.20%         46.66%


++       See Note 4 of Notes to Financial Statements.

(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

5. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended December 31
                                                       ------------------------------------------------------------------------
                                                            1996           1995          1994          1993          1992
                                                       ------------------------------------------------------------------------
   Net asset value at beginning of period                 $  1.00        $  1.00       $  1.00       $  1.00       $  1.00

   Income from investment operations:
     Net investment income                                   0.05           0.05          0.04          0.03          0.03

   Less distributions:
     Dividends from net investment income                   (0.05)         (0.05)        (0.04)        (0.03)        (0.03)
                                                          -------        -------       -------       -------       -------
   Net asset value at end of period                       $  1.00        $  1.00       $  1.00       $  1.00       $  1.00
                                                          =======        =======       =======       =======       =======
   Total return (A)                                          4.94%          5.56%         3.65%         2.61%         3.26%

   NET ASSETS AT END OF PERIOD (000'S OMITTED)            $12,493        $ 8,719       $ 9,315       $ 6,327       $ 5,399
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .62%           .62%          .63%          .64%          .68%
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                         .90%           .87%          .87%         --            --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      4.86%          5.32%         3.63%         2.61%         3.23%

++       See Note 4 of Notes to Financial Statements.

(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of SAFECO Resource Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of certain Portfolios of SAFECO Resource Series Trust (comprising, respectively, the Equity, Bond, and Money Market Portfolios), as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity, Bond, and Money Market Portfolios of SAFECO Resource Series Trust at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                          /s/  ERNST & YOUNG LLP





Seattle, Washington
January 31, 1997